Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 50,950	$ 95,722	$ 68,176
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	54,279	43,031	47,973
Compensation expense associated with stock-based payments	25,269	23,101	15,178
Unrealized foreign currency losses (gains), net	4,165	3,340	4,124
Change in fair value of contingent consideration	(7,819)	2,500
Deferred income taxes	4,145	6,081	2,229
Impairment losses on intangible assets	8,951
Excess tax benefit related to stock-based compensation	(2,108)	(1,582)	(1,825)
Other non-cash adjustments, net	2,080	1,566	(310)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(6,231)	(21,467)	5,484
Prepaid expenses and other current assets	(4,865)	4,429	(1,033)
Other assets	1,817	2,038	(682)
Accounts payable	1,545	1,183	(375)
Accrued compensation	(12,255)	4,267	(3,724)
Other accrued expenses	6,076	(902)	(11,164)
Income taxes payable	25,618	(22,019)	(2,630)
Deferred revenue	50,065	48,520	33,426
Other liabilities	(6,647)	(2,130)	2,825
Net cash provided by operating activities	195,035	187,678	157,672
Cash flows from investing activities:
Purchases of property and equipment	(29,718)	(13,731)	(11,286)
Cash paid for acquisitions, net of cash acquired	(220,002)	(58,734)	(12,253)
Change in restricted cash	(4,940)	587	1,494
Cash paid for software rights		(2,229)
Notes receivable from a cost method investee		(2,000)
Change in notes receivable	(4,250)	(300)
Cash paid for intellectual property	(1,559)
Contributions on equity method investment	(920)
Purchases of cost method investments	(31,523)		(3,000)
Purchases of investment securities	(28,346)	(226,201)	(47,853)
Sales and maturities of investment securities	101,389	186,157	2,814
Net cash used in investing activities	(219,869)	(116,451)	(70,084)
Cash flows from financing activities:
Proceeds from loans payable	91,000		68,428
Repayment of loans payable	(521)	(32,653)	(2,534)
Repurchase of common stock	(261,767)	(37,363)	(112,447)
Repayment of capital lease obligations	(326)	(245)	(263)
Cash paid for line of credit fees	(500)		(1,979)
Proceeds from the exercise of stock options	32,435	62,504	43,264
Excess tax benefit related to stock-based compensation	2,108	1,582	1,825
Net cash used in financing activities	(137,571)	(6,175)	(3,706)
Effect of exchange rate changes on cash and cash equivalents	(1,963)	(1,459)	(6,837)
Net increase (decrease) in cash and cash equivalents	(164,368)	63,593	77,045
Cash and cash equivalents, beginning of period	356,533	292,940	215,895
Cash and cash equivalents, end of period	192,165	356,533	292,940
Supplemental disclosures of consolidated cash flow information:
Cash paid for interest	3,056	3,305	3,746
Cash paid for income taxes	1,096	32,988	15,077
Supplemental schedule of non-cash investing and financing activities:
Unrealized (loss) gain on available-for-sale securities, net of tax	(315)	290	(9)
Unrealized (loss) gain on foreign currency contracts	(729)	359	196
Contingent consideration related to acquisitions	3,086	2,015	4,000
Unpaid purchases of property and equipment	$ 3,180	$ 1,382	$ 1,081